UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Rocky Mount, North Carolina  27802
(Address of principal executive offices)  (Zip code)

Paracorp Inc.
2140 South Dupont Hwy., Camden, DE  19934
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: September 30

Date of reporting period: September 30, 2023

Item 1. REPORTS TO STOCKHOLDERS.

(a)
Annual Report 2023
For the fiscal period from January 6, 2023 (Commencement of Operations)
through September 30, 2023

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Utah Focus Fund (the “Fund”). The Fund’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund’s distributor is a bank.
The Utah Focus Fund is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 100 E. Six Forks Road, Suite 200, Raleigh, NC 27609. There is no affiliation between the Utah Focus Fund, including its principals, and Capital Investment Group, Inc..

Table of Contents
Letter to Shareholders	………………………………………………………………………………	1
Performance Update	………………………………………………………………………………	2
Schedule of Investments	………………………………………………………………………………	3
Statement of Assets and Liabilities	………………………………………………………………………………	5
Statement of Operations	………………………………………………………………………………	6
Statements of Changes in Net Assets	………………………………………………………………………………	7
Notes to Financial Statements	………………………………………………………………………………	9
Additional Information	………………………………………………………………………………	16

Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the Utah Focus Fund (the “Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available at https://fundinfopages.com/UTFOX or by calling Shareholder Services at 800-773-3863. The prospectus should be read carefully before investing.

For More Information on the Utah Focus Fund:

See Our Web site @ ncfunds.com
or
Call Our Shareholder Services Group at 800-773-3863.

(unaudited)
Dear Shareholders,
The Utah Focus Fund (the “Fund”) commenced operations on January 6, 2023 and began implementing its strategy to purchase domestic equity securities of companies with significant economic ties to the State of Utah.  The first half of the year delivered results that were in line with the Russell 2000 Value TR Index and slightly outperformed through June 30, 2023.  We believe that the macro economic factors, such as high interest rates and uncertainty over governmental funding, led to the general equity market downturn from August 2023 through the end of September 2023, and negatively impacted the Fund’s performance.  The portfolio of mostly small- to medium-sized companies that can have limited ability to access credit on favorable terms has certainly felt the brunt of these economic factors.  The portfolio has several leading edge technology companies that are also finding it difficult to navigate this interest rate environment.
Please see the table below for the Fund’s historical performance information through the fiscal period ended September 30, 2023.
Period Ended September 30, 2023	Year to Date	Since Inception	Gross Expense Ratio[1]
Utah Focus Fund	-6.40%	-6.40%	1.90%
Russell 2000 Value TR Index	-0.53%	-2.71%	N/A
The quoted performance data represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  To obtain more current performance data regarding the Fund, including performance data current to the Fund’s most recent month-end, please visit ncfunds.com or call the Fund at (800)773-3863. Fee waivers and expenses reimbursements have positively impacted Fund performance.
1Gross expense ratio is estimated and as of the Fund’s most recent Prospectus dated October 24, 2022.

RCUTA1123001

Utah Focus Fund
Performance Update (Unaudited)
For the period from January 6, 2023 (commencement of operation) through September 30, 2023

The graph above assumes an initial $10,000 investment and the reinvestment of dividends and capital gains distributions. This graph depicts the performance of the Utah Focus Fund (the “Fund”) versus the Russell 2000 Value Index. It is important to note that the Fund is a professionally managed mutual fund while the indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.
Average Annual Total Returns
As of	Since	Inception
September 30, 2023	Inception	Date
Utah Focus Fund	(6.40)%	1/6/2023
Russell 2000 Value Index	(2.71)%

Performance quoted in the previous graph represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The Advisor has entered into an Expense Limitation Agreement with the Trust, on behalf of the Fund, under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in amounts that limit the Fund’s total operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor)) to not more than 1.90% of the average daily net assets of the Fund for the current fiscal year. The Expense Limitation Agreement remains in effect through October 31, 2023. The Expense Limitation Agreement may be terminated by the Board of Trustees of the Trust at any time. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

Utah Focus Fund
Schedule of Investments
As of September 30, 2023
	Shares	Value (Note 1)

Common Stocks - 86.33%
Consumer Discretionary - 14.98%
Clarus Corp	8,200	$61,992
Overstock.com Inc (a)	3,200	50,624
PROG Holdings Inc (a)	2,000	66,420
Purple Innovation Inc	25,400	43,434
Sportsman's Warehouse Holdings Inc (a)	12,700	57,023
Traeger Inc (a)	17,000	46,410
		325,903
Consumer Staples - 7.86%
BRC Inc (a)	12,600	45,234
Kroger Co/The	1,400	62,650
Nature's Sunshine Products Inc (a)	900	14,913
Nu Skin Enterprises Inc	2,000	42,420
USANA Health Sciences Inc (a)	100	5,861
		171,078
Financials - 13.27%
Bridge Investment Group Holdings Inc	6,000	55,200
Mercato Partners Acquisition Corp (a)	6,300	73,710
Security National Financial Corp (a)	1,680	13,171
Wells Fargo & Co	1,600	65,376
Zions Bancorp NA	2,330	81,294
		288,751
Health Care - 14.13%
HealthEquity Inc (a)	1,070	78,163
Merit Medical Systems Inc (a)	790	54,526
Myriad Genetics Inc (a)	2,900	46,516
Recursion Pharmaceuticals Inc (a)	7,900	60,435
Sera Prognostics Inc (a)	3,000	5,580
Utah Medical Products Inc	100	8,600
Varex Imaging Corp (a)	2,850	53,552
		307,372
Industrials - 13.90%
Delta Air Lines Inc	1,580	58,460
Franklin Covey Co (a)	300	12,876
Northrop Grumman Corp	146	64,268
R1 RCM Inc (a)	4,000	60,280
Sarcos Technology & Robotics Corp (a)	28,933	24,726
SkyWest Inc (a)	1,950	81,783
		302,393
Materials - 5.30%
Novagold Resources Inc (a)	13,300	51,072
Rio Tinto PLC	1,010	64,276
		115,348
Real Estate - 2.57%
Extra Space Storage Inc	460	55,927

See Notes to Financial Statements

Utah Focus Fund
Schedule of Investments
As of September 30, 2023
	Shares	Value (Note 1)

Technology - 14.32%
Cricut Inc	6,100	56,669
Domo Inc (a)	4,600	45,126
Health Catalyst Inc (a)	5,700	57,684
Instructure Holdings Inc (a)	2,750	69,850
Park City Group Inc	1,000	8,760
Weave Communications Inc (a)	9,000	73,350
		311,439
Total Common Stocks (Cost $2,079,888)		1,878,211
Short-Term Investment - 14.24%
Fidelity Treasury Portfolio, 5.22%(b) (Cost $309,910)	309,910	309,910
Investments, at Value (Cost $2,389,799) - 100.57%		2,188,121
Liabilities in Excess of Other Assets - (0.57)%		(12,384)
Net Assets - 100.00%		$2,175,737
(a)		Non-income producing investment.
(b)		Represents 7-day effective yield as of September 30, 2023.

Summary of Investments by Sector	% of Net Assets	Value
Common Stocks
Consumer Discretionary	14.98%	$ 325,903
Consumer Staples	7.86%	171,078
Financials	13.27%	288,751
Health Care	14.13%	307,372
Industrials	13.90%	302,393
Materials	5.30%	115,348
Real Estate	2.57%	55,927
Technology	14.32%	311,439
Short-Term Investment	14.24%	309,910
Liabilities in Excess of Other Assets	(0.57%)	(12,384)
Total Net Assets	100.00%	$ 2,175,737

See Notes to Financial Statements

Utah Focus Fund
Statement of Assets and Liabilities
As of September 30, 2023
Assets:
Investments, at value (cost $2,389,799)	$2,188,121
Due from Advisor	25,699
Dividends receivable	45
Interest receivable	1,192
Prepaid insurance	1,344
Total assets	2,216,401
Liabilities:
Accrued expenses:
Professional fees	29,672
Administration fees	999
Fund accounting fees	743
Trustee fees	2,269
Compliance fees	78
Operational expenses	6,903
Total liabilities	40,664
Total Net Assets	$2,175,737
Net Assets Consist of:
Paid in capital	$2,357,601
Accumulated deficit	(181,864)
Total Net Assets	$2,175,737
Capital Shares Outstanding, no par value
(unlimited authorized shares)	232,377
Net Asset Value, Per Share	$9.36

See Notes to Financial Statements

Utah Focus Fund
Statement of Operations
For the period January 6, 2023 (commencement of operations) through September 30, 2023	129
Investment Income:
Dividends	$ 18,607
Interest	7,223
Total Investment Income	25,830
Expenses:
Advisory fees (note 2)	10,691
Administration fees (note 2)	21,158
Professional fees	37,699
Registration and filing expenses	4,821
Fund accounting fees (note 2)	18,343
Transfer agent fees (note 2)	15,305
Compliance fees (note 2)	18,288
Shareholder fulfillment fees	8,844
Custody fees	8,784
Trustee fees and meeting expenses (note 3)	8,308
Insurance fees	2,093
Security pricing fees	3,111
Miscellaneous expenses (note 2)	3,186
Total Expenses	160,631
Fees waived and reimbursed by Advisor (note 2)	(138,062)
Net Expenses	22,569
Net Investment Income	3,261
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain from investment transactions	16,553
Net change in unrealized depreciation on investments	(201,677)
Net Realized and Unrealized Loss on Investments	(185,124)
Net Decrease in Net Assets Resulting from Operations	$(181,863)

See Notes to Financial Statements

Utah Focus Fund
Statements of Changes in Net Assets
For the period January 6, 2023 (commencement of operations) through September 30, 2023	129
Operations:
Net investment income	$ 3,261
Net realized gain from investment transactions	16,553
Net change in unrealized depreciation on investments	(201,677)
Net Decrease in Net Assets Resulting from Operations	(181,863)
Capital Share Transactions:
Shares sold	2,357,600
Shares repurchased	-
Net Increase in Net Assets Resulting from Capital Share Transactions	2,357,600
Net Increase in Net Assets	2,175,737
Net Assets:
Beginning of Year	-
End of Year	$2,175,737
Share Information:
Shares sold	232,377
Shares repurchased	-
Net Increase in Capital Shares	232,377

See Notes to Financial Statements

Utah Focus Fund
Financial Highlights
For a share outstanding during the period January 6, 2023 (commencement of operations) through September 30, 2023
Net Asset Value, Beginning of Period	$10.00

Income (Loss) from Investment Operations:
Net investment income (a)	0.02
Net realized and unrealized gain (loss) on investments	(0.66)

Total from Investment Operations	(0.64)

Net Asset Value, End of Period	$9.36

Total Return (b)	(6.40)%

Net Assets, End of Period (in thousands)	$2,176
Ratios of:
Gross Expenses to Average Net Assets (c)	13.46%
Net Expenses to Average Net Assets (c)	1.90%
Net Investment Income to Average Net Assets (c)	0.27%
Portfolio turnover rate (b)	13.12%
(a)	Calculated using the average shares method.
(b)	Not annualized
(c)	Annualized

See Notes to Financial Statements

Utah Focus Fund
Notes to Financial Statements
As of September 30, 2023

1.	Organization and Significant Accounting Policies
The Utah Focus Fund (“Fund”) is a series of the Starboard Investment Trust (“Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.  The Fund is a separate, non-diversified series of the Trust. The Fund commenced operations on January 6, 2023.
The investment objective of the Fund is to seek to provide long-term capital appreciation.  Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets in domestic equity securities, including common stock and preferred stock, of companies with significant economic ties to the State of Utah. Companies with significant economic ties to the State of Utah are defined as: (i) companies that are domiciled or headquartered in the State of Utah; or (ii) companies that derive a majority of their revenue from goods produced or sold or services performed in the State of Utah (a “Utah Company”).
The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Fund follows the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 “Financial Services – Investment Companies,” and Financial Accounting Standards Update (“ASU”) 2013-08.
Investment Valuation
The Fund’s investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price.   Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities and assets for which representative market quotations are not readily available (e.g., (i) an exchange-traded portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time or the validity of a market quotation received is questionable; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s NAV calculation) or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. A security’s “fair value” price may differ from the price used to value the security if the security resumed using the Fund’s normal pricing procedures.
Fair Value Measurement
The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a framework for measuring fair value and expands disclosure about fair value measurements.
Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:
Level 1:	Unadjusted quoted prices in active markets for identical securities assets or liabilities that the funds have the ability to access.
Level 2:
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, credit spreads, yield curves, and market-collaborated input.

Level 3:
Unobservable inputs for the asset or liability to the extent that observable inputs are not available, representing the assumptions that a market participant would use in valuing the asset or liability at the measurement date; they would be based on the best information available, which may include the funds’ own data.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
In accordance with the Trust’s valuation policies and procedures and pursuant to Rule 2a-5 under the 1940 Act, the Board has appointed the Advisor as the valuation designee (the “Valuation Designee”). The Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value because fair value depends upon the circumstances of each individual case.

Utah Focus Fund
Notes to Financial Statements
As of September 30, 2023
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of September 30, 2023 for the Fund’s assets measured at fair value:
	Total	Level 1	Level 2	Level 3 (a)
Assets
Common Stocks (b)	$1,878,211	$1,878,211	$-	$-
Short-Term Investment	309,910	309,910	-	-
Total Assets	$2,188,121	$2,188,121	$-	$-

(a)	The Fund had no Level 3 securities during the period ended September 30, 2023.
(b)	Refer to Schedule of Investments for breakdown by industry.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.
Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.
Distributions
The Fund may declare and distribute dividends from net investment income (if any) monthly or quarterly. Distributions from capital gains (if any) are declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date.
Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period.  Actual results could differ from those estimates.
Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.
2.	Transactions with Related Parties and Service Providers
Advisor
The Fund pays a monthly fee to Focus Fund Advisors, LLC (the “Advisor”) calculated at the annual rate of 0.90% of the Fund’s average daily net assets.
The Advisor has entered into a contractual agreement (the “Expense Limitation Agreement”) with the Trust, on behalf of the Fund, under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in amounts that limit the Fund’s total operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor)) to not more than 1.90%. The Expense Limitation Agreement runs through October 31, 2023, and may be terminated by the Board at any time. The Advisor cannot recoup from the Fund any amounts paid by the Advisor under the Expense Limitation Agreement.
Administrator
The Fund pays customary fees to The Nottingham Company (the “Administrator”) for its services as Fund Administrator and Fund Accountant. Certain officers of the Administrator are also officers of the Trust.

Utah Focus Fund
Notes to Financial Statements
As of September 30, 2023
Compliance Services
The Nottingham Company, Inc. serves as the Trust’s compliance services provider including services as the Trust’s Chief Compliance Officer. The Nottingham Company, Inc. is entitled to receive customary fees from the Fund for its services pursuant to the Compliance Services Agreement with the Fund.
Transfer Agent
Nottingham Shareholder Services, LLC (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Fund pursuant to the Transfer Agent’s fee arrangements with the Fund.
Distributor
Capital Investment Group, Inc. (the “Distributor”) serves as the Fund’s principal underwriter and distributor.
3.	Trustees and Officers
The Trust is governed by the Board of Trustees, which is responsible for the management and supervision of the Fund.  The Trustees meet periodically throughout the year to review contractual agreements with companies that furnish services to the Fund; review performance of the Advisor and the Fund; and oversee activities of the Fund.  Officers of the Trust and Trustees who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust. Each Trustee who is not an “interested person” of the Trust or the Advisor within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustee”) receives $2,400 per series per calendar year, plus an additional fee of $400 per meeting for each meeting of the Board attended, plus an additional fee of $200 per committee meeting of the Board attended, and $1,000 per special meeting of the Board attended.  The Trust reimburses each Trustee and officer of the Trust for his or her travel and other expenses related to attendance of Board meetings. Prior to April 1, 2023, each Trustee who was not an “interested person” of the Trust or the Advisor within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustee”) received $2,000 per series per year, $200 per meeting attended, and $500 per series per special meeting related to contract renewal issues. Additional fees were incurred during the year as special meetings were necessary in addition to the regularly scheduled meetings of the Board of Trustees.
Certain officers of the Trust may also be officers of the Administrator and receive no compensation from the Trust for serving as officers.
4.	Purchases and Sales of Investment Securities
For the period ended September 30, 2023, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:
Purchases of Non-U.S. Government Securities	Proceeds from Sales of Non- U.S. Government Securities	Purchases of U.S. Government Securities	Proceeds from Sales of U.S. Government Securities
$2,261,862	$198,527	-	-

5.	Risks
Common Stocks. The Fund’s investments in common stocks may fluctuate in value response to many factors, including the activities of the individual companies whose securities the Fund owns, general market and economic conditions, interest rates, and specific industry changes.  Moreover, small- and micro-cap equities, where the Fund focuses, are generally more volatile than are large-cap equities. Such price fluctuations subject the Fund to potential losses.  In addition, regardless of any one company’s particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Fund.  Market declines may continue for an indefinite period of time, and investors should understand that during temporary or extended bear markets, the value of common stocks will decline.   Common stock generally is subordinate to preferred stock and debt securities with respect to the payment of dividends and upon the liquidation or bankruptcy of the issuing company.
COVID-19 Risk. The outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many countries or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. As such, issuers of debt securities with operations, productions, offices, and/or personnel in (or other exposure to) areas affected with the virus may experience significant disruptions to their business and/or holdings.  The potential impact on the credit markets may include market illiquidity, defaults and bankruptcies, among other consequences, particularly on issuers in the airline, travel and leisure and retail sectors.  The extent to which COVID-19 will affect the Fund, the Fund’s service providers’ and/or issuer’s operations and results will depend on future developments, which are highly uncertain and cannot be predicted, including new information that may emerge concerning the severity of COVID-19 and the actions taken to contain COVID-19. Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic, political and/or financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected by such events. If there is a significant decline in the value of the Fund’s portfolio, this may impact the Fund’s asset coverage levels for certain kinds of derivatives and other portfolio transactions. The duration of the COVID-19 outbreak and its impact on the global economy cannot be determined with certainty.

Utah Focus Fund
Notes to Financial Statements
As of September 30, 2023
Cybersecurity Risk. As part of its business, the Advisor processes, stores and transmits large amounts of electronic information, including information relating to the transactions of the Fund. The Advisor and the Fund are therefore susceptible to cybersecurity risk. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information and causing operational disruption. Successful cyber-attacks against, or security breakdowns of, the Fund or its advisor, custodians, fund accountant, fund administrator, transfer agent, pricing vendors and/or other third-party service providers may adversely impact the Fund and its shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. The Fund also may incur substantial costs for cybersecurity risk management in order to guard against any cyber incidents in the future. The Fund and its shareholders could be negatively impacted as a result.
Equity Securities Risk.  Investments by the Fund in equity securities may fluctuate in value response to many factors, including the activities of the individual issuers whose securities the Fund owns, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Fund to potential losses. During temporary or extended bear markets, the value of equity securities will decline, which could also result in losses for the Fund.
General Market Risk. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. Certain securities held by the Fund may be worth less than the price originally paid for them, or less than they were worth at an earlier time.
Investment Advisor. The Advisor’s ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objectives. The Advisor is a new advisor and has a limited history of operations for investors to evaluate, and neither the Advisor nor the portfolio managers has previously managed a mutual fund.
Large-Cap Securities Risk. Stocks of large companies as a group can fall out of favor with the market, causing the Fund to underperform investments that have a greater focus on mid-cap or small-cap stocks.  Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.
Limited History of Operations. The Fund is a new mutual fund and has a limited history of operations for investors to evaluate, may not attract sufficient assets to operate efficiently. Mutual funds and their advisers are subject to restrictions and limitations imposed by the Investment Company Act of 1940, as amended, (the “1940 Act”) and the Internal Revenue Code that do not apply to management of other types of accounts.
Micro-Cap Securities Risk.  Some of the small companies in which the Fund invests may be micro-cap companies.  Micro-cap stocks may offer greater opportunity for capital appreciation than the stocks of larger and more established companies; however, they also involve substantially greater risks of loss and price fluctuations. Micro-cap companies carry additional risks because of the tendency of their earnings and revenues to be less predictable (and some companies may be experiencing significant losses), their share prices to be more volatile and their markets to be less liquid than companies with larger market capitalizations.  Micro-cap companies may be newly formed or in the early stages of development, with limited product lines, markets or financial resources, and may lack management depth.  In addition, there may be less public information available about these companies. The shares of micro-cap companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities. Also, it may take a long time before the Fund realizes a gain, if any, on an investment in a micro-cap company.

Utah Focus Fund
Notes to Financial Statements
As of September 30, 2023
Non-diversified Status Risk.  The Fund is considered a non-diversified fund and, therefore, can invest a greater portion of its assets in securities of a single issuer or a limited number of issuers than a diversified fund. The Fund may be more susceptible than a diversified fund to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investment in those securities.  As a result, changes in the market value of a single issuer could cause greater fluctuation in share price than would occur in a more diversified fund.
Preferred Stock Risk.  Like shares of common stock, the value of preferred stock may fluctuate in response to many factors, including the activities of the issuer, general market and economic conditions, interest rates, and specific industry changes. Preferred stock may fail to pay dividends when expected. The rights of holders of preferred stock are generally subordinate to the rights associated with a corporation’s debt securities.
Small-Cap and Mid-Cap Securities Risk. The Fund may invest in securities of small-cap and mid-cap companies, which involves greater volatility than investing in larger and more established companies.  Small-cap and mid-cap companies can be subject to more abrupt or erratic share price changes than larger, more established companies. Securities of these types of companies have limited market liquidity, and their prices may be more volatile.  You should expect that the value of the Fund’s shares will be more volatile than a fund that invests exclusively in large-capitalization companies.
State-Specific Risk.  State-specific risk is the possibility that developments in Utah, such as tax, legislative, or political changes, will adversely affect the securities held by the Fund or that are available for investment by the Fund.  Because the Fund invests primarily in securities of companies with economic ties to Utah, it is more vulnerable to unfavorable developments in Utah than are funds that invest in securities of companies across different geographical regions.
6.	Federal Income Tax
Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  The general ledger is adjusted for permanent book/tax differences to reflect tax character but is not adjusted for temporary differences.
Management has reviewed the Fund’s tax positions to be taken on the federal income tax returns for the period ended September 30, 2023, and determined that the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended September 30, 2023, the Fund did not incur any interest or penalties.
At September 30, 2023, the tax-basis cost of investments and components of accumulated deficit were as follows:
Cost of Investments	$2,389,799

Gross Unrealized Appreciation	148,455
Gross Unrealized Depreciation	(350,133)
Net Unrealized Depreciation	(201,678)

Undistributed Ordinary Income	19,814
Accumulated Deficit	(181,864)

7.	Beneficial Ownership
The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As September 30, 2023, Axos Clearing LLC held 48.51%. The Fund has no knowledge as to whether all or any portion of the shares owned of record by Axos Clearing are also owned beneficially.
8.	Commitments and Contingencies
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.
9.	Subsequent Events
In accordance with GAAP, management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of the financial statements. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

Utah Focus Fund
Notes to Financial Statements
As of September 30, 2023
On November 16, 2023, the Trust’s Board of Trustees (the “Board”) approved the closing and subsequent liquidation of the Utah Focus Fund. The Board has determined that the dissolution and liquidation of the Utah Focus Fund is in the best interest of the Fund and its shareholders. Accordingly, the Utah Focus Fund is expected to cease operations, liquidate its assets, and distribute the liquidation proceeds to shareholders of record on or about December 21, 2023.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Utah Focused Fund
and Board of Trustees of Starboard Investments Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Utah Focused Fund (the “Fund”), a series of Starboard Investment Trust, as of September 30, 2023, the related statements of operations and changes in net assets, the related notes, and the financial highlights for the period from January 6, 2023 (commencement of operations) to September 30, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2023, the results of its operations, changes in net assets, and the financial highlights for the period from January 6, 2023 (commencement of operations) to September 30, 2023, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of September 30, 2023 by correspondence with the custodian.  Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audit provides a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2023.
COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
November 29, 2023

Utah Focus Fund
Additional Information (Unaudited)
As of September 30, 2023

1.	Proxy Voting Policies and Voting Record
A copy of the Advisor’s Proxy and Corporate Action Voting Policies and Procedures is included as Appendix B to the Fund’s Statement of Additional Information and is available, without charge, upon request, by calling 800-773-3863, and on the website of the Securities and Exchange Commission (“SEC”) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at http://www.sec.gov.
2.	Quarterly Portfolio Holdings
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal period on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at http://www.sec.gov. You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.
3.	Tax Information
We are required to advise you within 60 days of the Fund’s fiscal year-end regarding federal tax status of certain distributions received by shareholders during each fiscal year.  The following information is provided for the Fund’s fiscal period ended September 30, 2023.
During the period ended September 30, 2023, the Fund paid no income or long-term capital distributions.
4.	Schedule of Shareholder Expenses
As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the fiscal period from April 1, 2023, through September 30, 2023.
Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Value 4/1/2023	Ending Value 9/30/2023	Expense Paid During Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,036.10	$9.76	1.90%
Hypothetical	1,000.00	1,030.99	9.73	1.90%
*Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent period, divided by the number of days in the fiscal year (to reflect the six month period).
5.	Liquidity Risk Management Program
Rule 22e-4, or the “Liquidity Rule,” under the Investment Company Act of 1940 requires a mutual fund to adopt a liquidity risk management program (“Program”) and disclose information about the operation and effectiveness of its Program in its reports to shareholders.
Under the Program, each of the Fund’s portfolio investments are classified into one of four liquidity categories defined by the SEC: highly liquid, moderately liquid, less liquid, and illiquid. Liquidity classifications take into account a variety of market, trading, and investment factors, including the Fund’s reasonably anticipated trade size, and the Program Administrator has engaged a third-party vendor to assist with the classification of portfolio investments.

Utah Focus Fund
Additional Information (Unaudited)
As of September 30, 2023
In accordance with the Liquidity Rule, the Program Administrator prepared, and the Fund’s Board of Trustees reviewed, a report regarding the operation and effectiveness of the Program for the period from December 1, 2022, through November 30, 2023.  During the period, there were no liquidity events that materially impacted the Fund’s ability to timely meet redemptions without significantly diluting remaining investors’ interests. The report concluded that the Program remains reasonably designed to assess and manage the Fund’s liquidity risk, and that during the period the Program was implemented effectively.
6.	Information about Trustees and Officers
The business and affairs of the Fund and the Trust are managed under the direction of the Board of Trustees of the Trust.  Information concerning the Trustees and officers of the Trust and Fund is set forth below.  Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust’s organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust’s organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 800-773-3863. The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27804.  The Independent Trustees received aggregate compensation of $6,003 during the initial period ended September 30, 2203, for their services to the Fund and Trust.
Name and Date of Birth	Position held with Funds or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
James H. Speed, Jr. (06/1953)	Chairman and Independent Trustee	Trustee since 7/09, Chair since 5/12	Retired Executive/Private Investor	10
Independent Trustee of the Brown Capital Management Mutual Funds for all its series from 2001 to present, Centaur Mutual Funds Trust for all its series from 2009 to present, WST Investment Trust for all its series from 2013 to present, and Chesapeake Investment Trust for all its series from 2016 to present (all registered investment companies). Member of Board of Directors of Communities in Schools of N.C. from 2001 to present. Member of Board of Directors of Investors Title Company from 2010 to present. Member of Board of Directors of AAA Carolinas/Auto Club from 2011 to present. Previously, Independent Trustee of the Hillman Capital Management Investment Trust from 2009 to 2021. Previously, Independent Trustee of the Leeward Investment Trust from 2018 to 2020. Previously, member of Board of Directors of M&F Bancorp and Mechanics & Farmers Bank from 2009 to 2019.

Theo H. Pitt, Jr. (04/1936)	Independent Trustee	Since 9/10	Senior Partner, Community Financial Institutions Consulting (financial consulting) since 1999.	10
Independent Trustee of Hillman Capital Management Investment Trust for all its series from 2000 to present, Chesapeake Investment Trust for all its series from 2002 to present, World Funds Trust for all its series from 2013 to present, ETF Opportunities Trust for all its series from 2019 to present, and Kingsham Parallel Income Trust from 2022 to present (all registered investment companies). Senior Partner of Community Financial Institutions Consulting from 1997 to present. Previously, Independent Trustee of the Leeward Investment Trust from 2011 to 2021.

J. Buckley Strandberg (03/1960)	Independent Trustee	Since 7/09	President of Standard Insurance and Realty since 1982.	10	None.

Utah Focus Fund
Additional Information (Unaudited)
As of September 30, 2023

Name and Date of Birth	Position held with Funds or Trust	Length of Time Served	Principal Occupation During Past 5 Years
Officers
Katherine M. Honey (09/1973)	President and Principal Executive Officer	Since 05/15	President of The Nottingham Company since 2018.
Pete McCabe (09/1972)	Treasurer, Principal Accounting Officer, and Principal Financial Officer	Since 05/23	Chief Operating Officer, The Nottingham Company since 2018.
Tracie A. Coop (12/1976)	Secretary	Since 12/19	General Counsel, The Nottingham Company since 2019. Formerly, Vice President and Managing Counsel, State Street Bank and Trust Company from 2015 to 2019.
Andrea M. Knoth (09/1983)	Chief Compliance Officer	Since 06/22
Director of Compliance, The Nottingham Company since 2022. Formerly, Senior Fund Compliance Administrator, Ultimus Fund Solutions from 2019 to 2022. Formerly, Associate Director of Operational Compliance, Barings from 2018 to 2019.

Utah Focus Fund
is a series of
The Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:
Nottingham Shareholder Services 116 South Franklin Street Post Office Box 69 Rocky Mount, North Carolina 27802-0069	Focus Fund Advisors, LLC 630 Main Street Farmington, Utah 84025
Telephone:	Telephone:
800-773-3863	800-773-3863
World Wide Web @:	World Wide Web @:
ncfunds.com	ncfunds.com

(b) Not applicable.

Item 2.	CODE OF ETHICS.
(a)
The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(c)	During the period covered by this report, there have been no substantive amendments to the provisions of the Code of Ethics.
(d)	During the period covered by this report, the registrant did not grant any waivers to the provisions of the Code of Ethics.
(f)(1)	A copy of the Code of Ethics is filed with this Form N-CSR as Exhibit 13(a)(1).

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
The registrant’s Board of Trustees has determined that there is at least one member who qualifies as an audit committee financial expert, as that term is defined under Item 3(b) of Form N-CSR, serving on its audit committee.
As of the date of this report, the registrant’s audit committee financial expert is Mr. James H. Speed, Jr.  Mr. Speed is “independent” for purposes of Item 3 of Form N-CSR.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)	Audit Fees – Audit fees billed for the Utah Focus Fund (the “Fund”), a series of the Trust, for the initial fiscal year are reflected in the table below.
For the initial fiscal year ended September 30, 2023, these amounts represent aggregate fees billed for professional services rendered by the registrant’s independent accountant, Cohen & Company, Ltd. (“Accountant”), in connection with the annual audit of the registrant’s financial statements and for services that are normally provided by the Accountant in connection with the registrant’s statutory and regulatory filings or engagements for those fiscal years.
Fund	September 30, 2023
Utah Focus Fund	$12,500
(b)
Audit-Related Fees – There were no additional fees billed in the initial fiscal year ended September 30, 2023, for assurance and related services by the Accountant that were reasonably related to the performance of the audit of the Fund’s financial statements and that were not reported under paragraph (a) of this Item.

(c)	Tax Fees – The tax fees billed for the Fund for the initial fiscal year are reflected in the table below.
For the initial fiscal year ended September 30, 2023, these amounts represent professional services rendered by the Accountant for tax compliance, tax advice, and tax planning. These services were for the completion of the Fund’s federal and state income tax returns, excise tax returns, and assistance with distribution calculations.

Fund	September 30, 2023
Utah Focus Fund	$3,000
(d)
All Other Fees – There were no other fees billed in the initial fiscal year ended September 30, 2023, for products and services provided by the Accountant, other than the services reported in paragraphs (a) through (c) of this item

(e)(1)
The registrant’s Board of Trustees pre-approved the engagement of the Accountant for the initial fiscal year ended September 30, 2023, at an audit committee meeting of the Board of Trustees called for such purpose; and will pre-approve the Accountant for each fiscal year thereafter at an audit committee meeting called for such purpose.  The charter of the audit committee states that the audit committee should pre-approve any audit services and, when appropriate, evaluate and pre-approve any non-audit services provided by the Accountant to the registrant and to pre-approve, when appropriate, any non-audit services provided by the Accountant to the registrant’s investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant if the engagement relates directly to the operations and financial reporting of the registrant.

(2)	There were no services as described in each of paragraph (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f)	Not applicable.
(g)
Aggregate non-audit fees billed by the Accountant to the Fund for services rendered for the initial fiscal year ended September 30, 2023, were $3,000. There were no fees billed by the Accountant for non-audit services rendered to the Fund’s investment adviser, or any other entity controlling, controlled by, or under common control with the Fund’s investment adviser.

(h)	Not applicable.
(i)	Not applicable.
(j)	Not applicable.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS.
A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES..
Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
None.

Item 11.	CONTROLS AND PROCEDURES.
(a)
The President and Principal Executive Officer and the Treasurer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934, as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

Item 13.	EXHIBITS.
(a)(1)	Code of Ethics required by Item 2 of Form N-CSR is filed herewith.
(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.
(a)(3)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Starboard Investment Trust

/s/ Katherine M. Honey
Date: December 8, 2023	Katherine M. Honey President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Katherine M. Honey
Date: December 8, 2023	Katherine M. Honey President and Principal Executive Officer

/s/ Peter McCabe
Date: December 8, 2023	Peter McCabe Treasurer, Principal Accounting Officer, and Principal Financial Officer